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Royce CRK Prospectus | Royce Premier Fund
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Supplement [Text Block]	ck0000709364_SupplementTextBlock

The Royce Fund

Supplement to the Consultant, R, and K Class Shares Prospectus Dated May 1, 2017

Royce Premier Fund

The Board of Trustees of The Royce Fund recently approved an investment policy change for Royce Premier Fund, such change to become effective as of January 2, 2018. The operations of the Fund will not change except as specifically described below.

Risk/Return [Heading]	rr_RiskReturnHeading	Royce Premier Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
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Effective January 2, 2018, the first and second paragraphs in this section are deleted in their entirety and replaced with the following:

Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies with stock market capitalizations up to $3 billion at the time of investment. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise sustainability.

Normally, the Fund invests at least 80% of its net assets in equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $3 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally, the Fund invests at least 80% of its net assets in equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $3 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
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Effective February 1, 2018, the second paragraph in this section is deleted in its entirety and replaced with the following:

The prices of equity securities of companies with stock market capitalizations up to $3 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	December 18, 2017